SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Insured by the FDIC	$ 250,000	$ 250,000
Excess Bank Balances Above FDIC Coverage		958,000
Prepaid expenses	$ 445,925	$ 40,333
Options outstanding excluded from net loss due to anti-dilutive impact	4,200,000	2,000,000
Warrants outstanding excluded from net loss due to anti-dilutive impact	2,589,019	2,589,019